Related party transaction (Details Narrative) - USD ($)		1 Months Ended
	Mar. 01, 2020	Dec. 31, 2020
Due to related party	$ 1,036,408
Dandong BF [Member]
Consideration received	1,482,600	$ 1,482,600
Payment for aquisition	$ 446,192